Commitments and Contingencies - Narrative (Details) $ in Thousands	Jul. 14, 2023 USD ($)	Apr. 20, 2023 USD ($) Day borrowing
MSGE Holdings
Other Commitments [Line Items]
Number of borrowings | borrowing		6
Line of credit facility, minimum borrowing amount		$ 5,000
Threshold trading days | Day		20
MSGE Holdings | Secured Overnight Financing Rate (SOFR)
Other Commitments [Line Items]
Basis spread on variable rate		0.10%
MSGE Holdings | Base Rate
Other Commitments [Line Items]
Basis spread on variable rate		1.00%
National Properties Term Loan Facility | DDTL Facility | Line of Credit | MSGE Holdings
Other Commitments [Line Items]
Loans receivable, maximum borrowing capacity		$ 65,000
National Properties Term Loan Facility | DDTL Facility | Line of Credit | Sphere Entertainment | Subsequent Event
Other Commitments [Line Items]
Proceeds from long-term lines of credit	$ 65,000